Segment- Geographic Areas (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Long-Lived Assets	$ 548,149
United Kingdom
Long-Lived Assets	445,913
Total Europe
Long-Lived Assets	445,913
JAPAN
Long-Lived Assets	102,153
Total Asia
Long-Lived Assets	102,236
Taiwan
Long-Lived Assets	$ 83